Shareholder Report, Line Graph (Details) - USD ($)			12 Months Ended
	May 31, 2025	Sep. 09, 2024	May 31, 2025
SanJac Alpha Core Plus Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name			SanJac Alpha Core Plus Bond ETF NAV
Accumulated Value	$ 10,224	$ 10,000
SanJac Alpha Low Duration ETF
Account Value [Line Items]
Line Graph and Table Measure Name			SanJac Alpha Low Duration ETF NAV
Accumulated Value	10,284	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	9,921	10,000
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 9,921	$ 10,000